Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2.8	$ 3.7
Net interest on the future employee benefit liabilities	4.1	3.6
Administration costs	0.3	0.3
Past service gain	0.0
Defined benefit costs	7.2	7.6
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2.4	2.6
Net interest on the future employee benefit liabilities	2.1	2.1
Administration costs	0.0
Past service gain	0.0	(1.4)
Defined benefit costs	$ 4.5	$ 3.3